REPORT SEMIANNUAL PERIOD: 12/31/1999
IS THIS A TRANSITION REPORT?  N
IS THIS AN AMENDMENT TO A PREVIOUS FILING?  Y

 1. A) REGISTRANT NAME:             COLLEGE RETIREMENT EQUITIES FUND
    B) FILE NUMBER:                 811-4415
    C) TELEPHONE NUMBER:            (212) 916-4905
 2. A) STREET:  730 THIRD AVENUE
       CITY:    NEW YORK            C) STATE: NY  D) ZIP CODE 10017-3206
 3. Is this the first filing on this form by the Registrant? N
 4. Is this the last filing by the Registrant? N
 5. Is Registrant a small business investment company (SBIC)?  N
 6. Is Registrant a unit investment trust (UIT)?  N
 7. A) Is Registrant a series or multiple portfolio company?  Y
    B) How many separate series or portfolio did Registrant have
       at the end of the period?   8
 7. C) SERIES                                             IS THIS THE
       NUMBER   SERIES NAME                               LAST FILING?
         1      CREF STOCK ACCOUNT                              N
         2      CREF MONEY MARKET ACCOUNT                       N
         3      CREF BOND MARKET ACCOUNT                        N
         4      CREF SOCIAL CHOICE ACCOUNT                      N
         5      CREF GLOBAL EQUITIES ACCOUNT                    N
         6      CREF GROWTH ACCOUNT                             N
         7      CREF EQUITY INDEX ACCOUNT                       N
         8      CREF INFLATION-LINKED BOND ACCOUNT              N

74. CONDENSED BALANCE SHEET DATA:
    SERIES
      NUMBER:                                                          1
      NAME:                                                STOCK ACCOUNT

74. CONDENSED BALANCE SHEET DATA:

   A) CASH                                                        18,357
   B) REPURCHASE AGREEMENTS                                            0
   C) SHORT-TERM DEBT SECURITIES OTHER THAN
      REPURCHASE AGREEMENTS                                    6,517,640
   D) LONG-TERM DEBT SECURITES INCLUDING
      CONVERTIBLE DEBT                                           176,054
   E) PREFERRED,CONVERTIBLE PREFERRED, AND
      ADJUSTABLE RATE PREFERRED STOCK                            253,915
   F) COMMON STOCK                                           130,673,334
   G) OPTIONS ON EQUITIES                                              0
   H) OPTIONS ON ALL FUTURES                                           0
   I) OTHER INVESTMENTS                                                0
   J) RECEIVABLES FROM PORTFOLIO INSTRUMENTS SOLD                184,069
   K) RECEIVABLES FROM AFFILIATED PERSONS                              0
   L) OTHER RECEIVABLES                                          241,027
   M) ALL OTHER ASSETS                                                 0
   N) TOTAL ASSETS                                           138,064,396

   O) PAYABLES FOR PORTFOLIO INSTRUMENTS PURCHASED               146,134
   P) AMOUNTS OWED TO AFFILIATED PERSONS                               0
   Q) SENIOR LOGN-TERM DEBT                                            0
   R) OTHER LIABILITIES: 1. REVERSE REPURCHASE AGREEMENTS              0
                         2. SHORT SALES                                0
                         3. WRITTEN OPTION                             0
                         4. ALL OTHER LIABILITIES              2,184,921
   S) SENIOR EQUITY                                                    0
   T) NET ASSETS OF COMMON SHAREHOLDERS                      135,733,341


75. AVERAGE NET ASSETS DURING THE CURRENT REPORTING PERIOD
    SERIES
      NUMBER:                                                          1
      NAME:                                                STOCK ACCOUNT

75. AVERAGE NET ASSETS DURING THE CURRENT REPORTING PERIOD
    ($000'S OMITTED).  ANSWER ONLY ONE:

    A) DAILY AVERAGE (FOR MONEY MARKET FUNDS)                         0

    B) MONTHLY AVERAGE (FOR ALL OTHER FUNDS)                122,250,850


SIGNATURE: ANTHONY V. BETRO
TITLE:     Administrative Director, Finance and Planning